Goodwill and Other Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Estimated future amortization expense for 2014	$ 19.7
Estimated future amortization expense for 2015	11.9
Estimated future amortization expense for 2016	9.3
Estimated future amortization expense for 2017	9.3
Estimated future amortization expense for 2018	8.6
Other Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense related to other intangible assets	$ 21.1	$ 20.3	$ 17.5